Equity-Based Compensation (Tables)	3 Months Ended	11 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Share-Based Payment Arrangement [Abstract]
Schedule of option and warrant
March 31, 2023
Risk-free interest rate	2.98% – 4.10%
Dividend yield	—
Expected term (years)	5.27 – 5.81
Volatility	62.4% – 62.5%

December 31, 2022
Risk-free interest rate	2.98% – 4.10%
Dividend yield	—
Expected term (years)	5.27 – 5.81
Volatility	62.4% – 62.5%

Schedule of options and warrants granted, exercised, forfeited and outstanding
	Number Outstanding	Weighted-Average Exercise Price Per Share	Weighted-Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value
Outstanding at December 31, 2022	1,100,000	$0.84	9.57	$4,578,000
Granted	-	-	-	-
Exercised	-	-	-	-
Canceled/forfeited/expired	-	-	-	-
Outstanding at March 31, 2023	1,100,000	$0.84	9.33	$808,500
Options vested and exercisable at March 31, 2023	183,328	$0.64	9.31	$84,002
Options vested and expected to vest as of March 31, 2023	1,100,000	$0.84	9.33	$808,500

	Number Outstanding	Weighted- Average Exercise Price Per Share	Weighted- Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value
Outstanding at January 25, 2022	—	$—	—	$—
Granted	1,100,000	0.84	9.57	4,578,000
Exercised	—	—	—	—
Canceled/forfeited/expired	—	—	—	—
Outstanding at December 31, 2022	1,100,000	$0.84	9.57	$4,578,000
Options vested and exercisable at December 31, 2022	108,330	$0.64	9.55	$427,629
Options vested and expected to vest as of December 31, 2022	1,100,000	$0.84	9.57	$4,578,000

Schedule of allocation share based compensation periods
	Three Months Ended March 31, 2023	January 25, 2022 (Inception) to March 31, 2022
General and administrative	$194,140	$-
Research and development	92,256	-
Total stock-based compensation	$286,396	$-

January 25, 2022 (Inception) to December 31, 2022
General and administrative	$791,247
Research and development	136,802
Total stock-based compensation	$928,049